07.31 Fidelity Real Estate Income Fund Retail PRO-03 | Fidelity® Real Estate Income Fund
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-03 - Fidelity® Real Estate Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Real Estate Income Fund-Retail Class | Return Before Taxes	1.74%	8.20%	6.43%
Fidelity Real Estate Income Fund-Retail Class | After Taxes on Distributions	(0.39%)	5.80%	4.13%
Fidelity Real Estate Income Fund-Retail Class | After Taxes on Distributions and Sales	1.21%	5.49%	4.12%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%
Fidelity Real Estate Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	4.15%	7.92%	7.61%